Share-based Payments - Summary of non-vested stock award activity (Detail) - Non-vested [member]	12 Months Ended
	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at January 1	304,153	333,183	139,962
Granted	43,355	36,229	291,872
Vested	(72,045)	(62,224)	(94,208)
Forfeited	(3,559)	(3,035)	(4,443)
Outstanding at December 31	271,904	304,153	333,183